Condensed Separate Financial Information Of Ozon Holdings Plc - Summary of Condensed Statement of Financial Position (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Total non-current assets	₽ 129,918	₽ 74,752
Current assets
Short-term bank deposits	0	17,954
Cash and cash equivalents	90,469	108,037	₽ 103,702	₽ 2,994
Total current assets	154,903	166,586
Total assets	284,821	241,338
Non-current liabilities
Total non-current liabilities	106,594	86,794
Current liabilities
Total current liabilities	194,874	123,936
Total liabilities	301,468	210,730
Total equity and liabilities	284,821	241,338
Parent [member]
Non-current assets
Investments in subsidiaries	166,346	128,348
Investment in an associate	1,201	1,201
Non-current financial assets at amortized cost	14,009	30
Other non-current assets	1	46
Total non-current assets	181,557	129,625
Current assets
Other current assets	487	184
Current financial assets at amortized cost	25,848	8
Short-term bank deposits	0	17,830
Cash and cash equivalents	5,064	51,419	₽ 65,645	₽ 167
Total current assets	31,399	69,441
Total assets	212,956	199,066
Equity and liabilities
Total equity	159,023	148,615
Non-current liabilities
Convertible bonds	0	48,358
Conversion options	0	594
Other liabilities	230	323
Total non-current liabilities	230	49,275
Current liabilities
Convertible bonds	53,597	1,045
Other liabilities	107	131
Total current liabilities	53,704	1,176
Total liabilities	53,934	50,451
Total equity and liabilities	₽ 212,956	₽ 199,056